Employee Retirement Plans	12 Months Ended
Jan. 31, 2020
Employee Retirement Plans
EMPLOYEE RETIREMENT PLANS

9. EMPLOYEE RETIREMENT PLANS

The Company sponsors and contributes to a qualified, defined contribution savings and investment plan, covering substantially all employees. The KLX Energy Services Holdings, Inc. Retirement Plan was established pursuant to Section 401(k) of the Internal Revenue Code. Under the terms of this plan, covered employees may contribute up to 100% of their pay, limited to certain statutory maximum contributions. Participants are vested in matching contributions immediately and the matching percentage is 100% of the first 3% of employee contributions and 50% on the next 2% of employee contributions. Prior to the Spin-Off, KLX Energy Services employees participated in a plan sponsored by our Former Parent. Total expense for the plans were $4.1,  $3.2 and $2.1 for the years ended January 31, 2020, 2019 and 2018. The Company also sponsors and contributes to a supplemental executive retirement plan (“SERP”), which was established pursuant to Section 409A of the Internal Revenue Code, for certain Company employees. The SERP is an unfunded plan maintained for the purpose of providing deferred compensation for certain employees. This plan allows certain employees to annually elect to defer a portion of their compensation, on a pre-tax basis, until their retirement. The retirement benefit to be provided is based on the amount of compensation deferred. Prior to the Spin-Off, certain KLX Energy Services employees participated in a SERP sponsored by the Former Parent. Compensation expense under the programs were $0.4,  $0.2 and $0.1 for the years ended January 31, 2020, 2019 and 2018, respectively.